Significant accounting estimates, assumptions and judgments	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Significant accounting estimates, assumptions and judgments
3.	Significant accounting estimates, assumptions and judgments
The preparation of the Group’s consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, and the disclosure of contingent assets and liabilities. The reported amounts that result from making estimates and assumptions, by definition, will seldom equal the actual results. Management also needs to exercise judgment in applying the Group’s accounting policies.
3.1 Judgments
In the process of applying the Group’s accounting policies, management has made the following judgments, which have the most significant effect on the amounts recognized in the consolidated financial statements.

3.1.1 Capitalization of development costs
The development costs in relation to the design and testing of the Group’s internally developed EV Cloud software platform are capitalized based on management judgments. These judgments relate to whether the following criteria are met:

•	It is technically feasible to complete the software so that it will be available for use.

•	Management intends to complete the software and use or sell it.

•	There is an ability to use or sell the software.

•	It can be demonstrated how the software will generate probable future economic benefits.

•	Adequate technical, financial and other resources to complete the development and to use or sell the software are available.

•	The expenditure attributable to the software during its development can be reliably measured.
In determining the development costs to be capitalized, the Group estimates the expected future economic benefits of the software (component) that is the result of the development project. Furthermore, management estimates the useful life of such software (component).
As at December 31, 2021, the carrying amount of capitalized development costs was €4,198 thousand (December 31, 2020: €3,812 thousand). The Group estimates the useful life of the development costs to be at three years based on the expected lifetime of the software (component). However, the actual useful life may be shorter or longer than three years, depending on innovations, market developments and competitor actions.
3.1.2 Revenue recognition
Significant judgment and estimates are necessary for the allocation of the proceeds received from an arrangement to the multiple performance obligations in a contract and the appropriate timing of revenue recognition. The Group enters into EPC contracts with customers that include promises to transfer multiple products and services, such as charging equipment and installation services. For arrangements with multiple products or services, the Group evaluates whether each of the individual products or services qualify as distinct performance obligations. In its assessment of whether products or services are a distinct performance obligation, the Group determines whether the customer can benefit from the product or service on its own or with other readily available resources and whether the service is separately identifiable from other products or services in the contract. This evaluation requires the Group to assess the nature of the charging equipment, as well as the grid connection and installation services and how each is provided in the context of the contract.
The Group enters into EPC contracts for the delivery and installation of charging equipment as a bundled package. The Group has determined that there are two separate performance obligations in these contracts. These distinct promises are (1) to deliver the charging equipment and, (2) to install the charging equipment (including the connection to the grid). The main reasons for separating these performance obligations are that these promises can be fulfilled separately with other readily available resources, and that the Group does not provide significant integration, modification or customization services related to the charging equipment.
The Group also provides operation and maintenance services to its customers which include operation of the EV charging infrastructure, maintenance of the charging points, access to the Group’s EV Cloud solution, EV Cloud software updates and interface management. The Group has determined that operation and maintenance services represent one single performance obligation because all services components are highly interrelated with one another.

3.1.3 Consolidation of
Mega-E
From the acquisition in May 2018 through December 2019,
Mega-E
Charging B.V.
(“Mega-E”)
has been consolidated by the Group. During that period, the Group held 100% of the shares and all the voting rights in
Mega-E.
In December 2019, the Group sold
Mega-E
to the French investor Meridiam EM SAS, which is a related party under common control of Meridiam SAS. At the time of the sale,
Mega-E
only had limited activities and owned an immaterial amount of net assets. The consideration for the sale was € nil and represented the net assets of the entity at the time of the transaction. At the date of the transfer,
Mega-E
consisted only of €100 share capital. During the year ended December 31, 2021, one of the directors of the Group was also an executive director of
Mega-E.
As at December 31, 2021, the director resigned from the Group. Additionally, one of the non-executive
directors of the Group is also a
non-executive
director of
Mega-E.
After this transaction,
Mega-E
established subsidiaries and formed the
Mega-E
Group. The
Mega-E
Group has entered into several EPC and O&M agreements with the Group with the purpose of constructing and operating charging stations across Europe (please also refer to Note 33 for more information).
The Group has assessed and concluded that it did not control
Mega-E
thereafter, where it has considered the relevant activities of the
Mega-E
Group:

•	setting business strategy;

•	approving the budget;

•	issuing instructions to find sites for the development of charging stations; and

•	approving business cases for charging stations.
Under the EPC and O&M contracts, the Group provides services to the
Mega-E
Group to support these relevant activities. The Group receives instructions and searches for appropriate sites and develops the related business cases. Subsequently, the Group presents such business cases to the
Mega-E
Group.
All decision-making surrounding the relevant activities (i.e., of the
Mega-E
Group’s asset companies) are fully within the discretion of the supervising body and shareholders of
Mega-E.
Allego does not have a seat in the supervising body. The voting in its general meeting or similar rights are the dominant factor in controlling the entity. All major decisions surrounding the relevant activities of the
Mega-E
Group are approved by Meridiam.
The residual risks of the
Mega-E
Group, such as impairment of assets and other risks associated with ownership of the assets, are solely borne by Meridiam. In case the assets are not utilized, negative effects are for the account of the
Mega-E
Group. As a result, the Group does not have any exposure to residual risks.
The Group does not hold any voting rights in the
Mega-E
Group. Furthermore, the relationship between the Group and the
Mega-E
Group is that of a customer and service provider. The Group does not have rights giving it the ability to direct the activities of the
Mega-E
Group, nor the ability to affect their returns. As a result, the Group does not control the
Mega-E
Group and is therefore not consolidated in the Group’s financial statements.
Purchase option to acquire
Mega-E
On July 28, 2021, the Group and Meridiam EM — an indirectly wholly-owned subsidiary of Meridiam SAS, the Company’s ultimate parent — entered into a call option agreement to acquire 100% of the share capital of
Mega-E.
The exercise of the call option by the Group is conditional upon satisfaction of the Transaction contemplated under the BCA and the call option can be exercised by the Group at the earliest on January 15, 2022, and within the six-month
period thereafter. Refer to Note 18 and 29 for information about the methods and assumptions used in determining the fair value of derivatives.

3.1.4 Accounting for the Special Fees Agreement
On December 16, 2020 (‘the grant date’), the Company’s immediate parent entity — Madeleine — entered into a Special Fees Agreement (the “Agreement”), pursuant which an external consulting firm provides services to Madeleine and the Group relating to a contemplated share transaction (a “Liquidity Event”). As consideration for these services, the consulting firm is entitled to fees in cash and in shares based on the value of the Company in relation to a future Liquidity Event, payable by Madeleine.
Management assessed whether the Group has received services under the Agreement that requires the Agreement to be accounted for in the Group’s consolidated financial statements. The Agreement was entered into by Madeleine and the consulting firm reports to the board of directors of Madeleine. The consulting services provided related to a Liquidity Event, but also to strategic and operational advice. The Group has benefited from these services and might also benefit from a Liquidity Event. Although the Group does not have the obligation to settle the obligation under the Agreement, management believes that the services provided under the Agreement benefit the Group. Therefore, the Agreement is in scope of IFRS 2
Share-based Payment
from the perspective of the Group and accounted for in the Group’s consolidated financial statements.
The Group has also assessed that the total fair value of the grant should be recognized between the grant date and the estimated date of the Liquidity Event as the Agreement compensates the external consulting firm for future services and creates a significant incentive for the external consulting firm to continue to provide services until a Liquidity Event takes place. The Agreement therefore includes an implicit future service period over which the share-based payment expenses should be recognized.
In January 2021, the Agreement was amended whereby certain definitions, including the definition of what entails a Liquidity Event, were changed. Another amendment in April 2021, provides the external consulting firm with the right to subscribe for additional shares being equal to 5% of the share capital (after completion of the listing) of the Company and the Agreement was extended until December 31, 2028. Management assessed and reflected these changes by re-estimating
the service period and the total fair value of the grant.
On July 28, 2021, the parties to the BCA — Meridiam SAS, Spartan and the Company — agreed that the cash payments to be made by Meridiam under the Agreement will be recharged to the Company or its legal successor. However, this repayment agreement does not result in an obligation for the Company to settle the Agreement. Therefore, this does not change the accounting treatment of the Agreement in the consolidated financial statements for the year ended December 31, 2021.
Refer to Note 10 for further details on the accounting for the Agreement.
3.2 Estimates and assumptions
The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within future periods, are described below.
The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared and are based on historical experience and other factors that are considered to be relevant. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

3.2.1 Recognition of deferred tax assets
Deferred tax assets are carried on the basis of the tax consequences of the realization or settlement of assets, provisions, liabilities or accruals and deferred income as planned by the Group at the reporting date. A deferred tax asset is recognized to the extent that it is probable that there will be sufficient future taxable profit. In this assessment, the Group includes the availability of deferred tax liabilities, the possibility of planning of fiscal results and the level of future taxable profits in combination with the time and/or period in which the deferred tax assets are realized.
As at December 31, 2021, the Group recorded a deferred tax asset of €570 thousand (December 31, 2020: €722 thousand) which relates to carried-forward tax losses of the Group’s operations in Germany and Belgium (December 31, 2020: Germany). The Group expects that future taxable profits will be available against which these unused tax losses can be utilized. These losses can be carried forward indefinitely and have no expiry date.
At each reporting date presented, the Group also had unused tax losses available for carryforward in other jurisdictions where the Group incurred losses in the past for which no deferred tax assets have been recognized. The Group expects that future taxable profits will be available against which these unused tax losses can be utilized before the expiry date. However, the Group has determined that, for those jurisdictions, the threshold for recognizing deferred tax assets in excess of the level of deferred tax liabilities has not been met due to uncertainties such as the planned fiscal restructuring of the Group (see Note 27.3 for details). Therefore, for those jurisdictions, deferred tax assets have been recognized to the extent that the Group has deferred tax liabilities and no additional deferred tax assets have been recognized for unused tax losses at each reporting date presented.
Management determined the (deferred) tax position of the Group using estimates and assumptions that could result in a different outcome in the tax return filed with the tax authorities and could result in adjustments in subsequent periods.
3.2.2 Impairment of
non-financial
assets
At each reporting date, the Group assesses an asset or a group of assets for impairment whenever there is an indication that the carrying amounts of the asset or group of assets may not be recoverable. In such event the Group compares the assets or group of assets carrying value with its recoverable amount, which is the higher of the value in use and the fair value less costs of disposal. The Group uses a discounted cashflow (“DCF”) model to determine the value-in-use.
The cash flow projections contain assumptions and estimates of future expectations. This value in use is determined using cash flow projections from financial budgets approved by senior management covering a five-year period, cash flows beyond the five-year period are extrapolated using a growth rate and the future cash flows are discounted. The value in use amount is sensitive to the discount rate used in the DCF model as well as the expected future cash-inflows and the growth rate used for extrapolation purposes.
Impairments and reversal of impairments of chargers
During the years ended December 31, 2021 and 2020 the Group has identified several chargers that were not performing as expected. For these chargers the utilization was lower than included in the business plan for these chargers. Utilization rates are calculated by dividing the number of charging sessions by a maximum of fifty sessions per day. The identified chargers that were underutilized had a negative margin, but no technical issues (uptime above 95%). The Group considers this an indication for impairment. The Group subsequently compared the carrying value of these chargers with the value-in-use.
The impairment loss recognized in the consolidated statement of profit or loss for the year ended December 31, 2021 amounted to €354 thousand (2020: €466 thousand, 2019: €272 thousand).

During the year ended December 31, 2021, the Group has identified improvements in utilization rates for several chargers that were impaired in prior periods. The Group considers this an indication that an impairment loss recognized in prior periods no longer exists or may have decreased. The Group subsequently compared the carrying value of these chargers with the value-in-use.
The increased carrying value as a result of the reversal of impairment shall not exceed the carrying value that would have been determined (net of depreciation) had no impairment loss been recognized for these chargers in prior periods.
The reversal of impairments recognized in the consolidated statement of profit or loss for the year ended December 31, 2021 amounted to €381 thousand (2020: € nil, 2019: € nil).
3.2.3 Valuation of share-based payment awards
Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model and making assumptions about them. For the measurement of the fair value of equity-settled transactions with an external consulting firm under the Agreement at the grant date (and subsequent measurement dates to determine the fair value of consulting services received, for the portion of share-payment expenses that relates to compensation for external consulting services), the Group uses a valuation model which takes into account how the fees payable in cash and equity instrument will depend on the equity value at the time of a future Liquidity Event.
The assumptions and model used for estimating the fair value for share-based payment transactions under the Agreement are disclosed in Note 10.
3.2.4 Valuation of purchase options
During the year ended December 31, 2021, the Group entered into two purchase option agreements to acquire an unlisted software company and into a purchase option agreement to acquire
Mega-E
Charging B.V. The fair value of the purchase options recorded in the consolidated statement of financial position cannot be measured based on quoted prices in active stock markets. Their fair value is therefore measured using an option pricing model, i.e. Black-Scholes pricing model. The inputs to this model are taken from observable markets where possible, but where this is not feasible, a degree of judgement is required in establishing the fair value. Judgements include considerations of inputs such as the market value of the underlying assets (i.e. spot price per share) and volatility. Changes in assumptions relating to these factors could affect the reported fair value of the purchase options.
The assumptions and model used for estimating the fair value of the purchase options are disclosed in Note 29.